Annual Total Returns[BarChart] - Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.37%	8.48%	(2.08%)	(0.67%)	10.47%	(3.31%)	16.06%	(0.55%)